Summary of Significant Accounting Policies - Schedule of Exchange Rates for Functional and Operating Currencies at Various Subsidiaries (Detail)	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Apr. 28, 2015
Russian Ruble [Member]
Currency exchange rate	56.26	32.73	30.37
Average currency exchange rate	38.42	31.85	31.09
Russian Ruble [Member] | Scenario, Forecast [Member]
Currency exchange rate				51.47
Euro [Member]
Currency exchange rate	0.82	0.73	0.76
Average currency exchange rate	0.75	0.75	0.78
Euro [Member] | Scenario, Forecast [Member]
Currency exchange rate				0.92
Romanian Lei [Member]
Currency exchange rate	3.69	3.26	3.36
Average currency exchange rate	3.35	3.33	3.47
Romanian Lei [Member] | Scenario, Forecast [Member]
Currency exchange rate				4.06
Kazakh Tenge [Member]
Currency exchange rate	182.35	153.61	150.74
Average currency exchange rate	179.12	152.14	149.11
Kazakh Tenge [Member] | Scenario, Forecast [Member]
Currency exchange rate				185.80
Bulgaria, Leva
Currency exchange rate	1.61	1.42	1.48
Average currency exchange rate	1.47	1.47	1.52
Bulgaria, Leva | Scenario, Forecast [Member]
Currency exchange rate				1.81
Turkish Lira [Member]
Currency exchange rate	2.32	2.14	1.79
Average currency exchange rate	2.19	1.90	1.80
Turkish Lira [Member] | Scenario, Forecast [Member]
Currency exchange rate				2.70
Ukrainian Hryvnia [Member]
Currency exchange rate	15.77	7.99	7.99
Average currency exchange rate	11.91	7.99	7.99
Ukrainian Hryvnia [Member] | Scenario, Forecast [Member]
Currency exchange rate				22.53